Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$35,864,712,325

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Supplementary Information (continued)
	Moody's(3)	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's(3)	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(4)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(5)	A3	BBB-	R-1(middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) On May 10, 2017, Moody's downgraded the Baseline Credit Assessments, the long-term ratings and the Counterparty Risk Assessments of six Canadian Banks and their affiliates, including The Bank of Nova Scotia. The Bank of Nova Scotia's short term rating of P-1 was affirmed. The Bank of Nova Scotia’s Credit Ratings noted above reflect these changes, where applicable.

(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			35,832,709,392		A (i)	38,948,597,165
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	35,832,709,392
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			408,107,796
Total: A + B + C + D + E - F			35,424,601,596

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			25,690,188,320

A = lesser of (i) Present Value of outstanding loan balance of			38,939,515,872		A (i)	38,939,515,872
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	69,643,067,049
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			38,939,515,872

Intercompany Loan Balance

Guarantee Loan			27,439,773,469
Demand Loan			12,434,564,863
Total			39,874,338,332

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
April 27, 2017	N/A		N/A

Portfolio Flow of Funds

	27-Apr-17		30-Mar-17
Cash Inflows
Principal Receipts	613,929,210.26		688,801,325.96
Sale of Loans	242,809,074.50		2,686,496,188.97
Revenue Receipts	74,840,237.03		84,795,544.27
Swap Receipts	-		-
Intercompany Loan Receipts	3,165,913,435.92		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(64,801,053.39)	(6)	(77,761,693.81)	(7)
Purchase of Loans	(3,439,293,796.51)		(1,860,735,199.95)
Intercompany Loan Repayment	(583,357,924.17)	(6)	(1,514,562,314.98)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(531.76)		-
Net Inflows/(Outflows)	10,038,651.88		7,033,850.46

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7733%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on May 17th, 2017.

(7) This amount was paid out on April 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$ 36,346,970,089
Current Month Ending Balance (1)	$ 38,922,972,961
Number of Mortgage Loans in Pool	190,731
Average Loan Size	$204,073
Number of Primary Borrowers	166,531
Number of Properties	172,269

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	54.02%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.78%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	82.65%
Weighted Average Seasoning of Loans in the Portfolio	19.57	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.62%
Weighted Average Original Term of Loans in the Portfolio	54.13	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.56	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	38.81	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	190,614	99.94%	38,893,201,138	99.92%
30 to 59 Days Past Due	95	0.05%	24,923,783	0.06%
60 to 89 Days Past Due	22	0.01%	4,848,040	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	21,878	11.47%	5,261,658,597	13.52%
British Columbia	24,244	12.71%	6,721,773,629	17.27%
Manitoba	3,773	1.98%	531,792,277	1.37%
New Brunswick	5,005	2.62%	523,596,848	1.35%
Newfoundland	5,070	2.66%	743,006,473	1.91%
Northwest Territories	54	0.03%	11,482,539	0.03%
Nova Scotia	7,350	3.85%	966,315,359	2.48%
Nunavut	-	0.00%	-	0.00%
Ontario	95,412	50.02%	19,731,828,087	50.69%
Prince Edward Island	1,077	0.56%	117,648,264	0.30%
Quebec	20,844	10.93%	3,149,872,420	8.09%
Saskatchewan	5,671	2.97%	1,092,846,642	2.81%
Yukon	353	0.19%	71,151,826	0.18%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,244	1.18%	416,137,061	1.07%
599 or less	2,015	1.06%	358,077,772	0.92%
600 - 650	3,840	2.01%	799,299,996	2.05%
651 - 700	10,684	5.60%	2,236,938,173	5.75%
701 - 750	24,572	12.88%	5,434,383,882	13.96%
751 - 800	37,855	19.85%	8,354,602,660	21.46%
801 and Above	109,521	57.42%	21,323,533,417	54.78%
Total	190,731	100.00%	38,922,972,961	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	148,861	78.05%	28,729,677,694	73.81%
Variable	41,870	21.95%	10,193,295,267	26.19%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	149,128	78.19%	27,406,650,528	70.41%
Non-STEP	41,603	21.81%	11,516,322,433	29.59%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	9,332	4.89%	2,088,795,823	5.37%
Owner Occupied	181,399	95.11%	36,834,177,139	94.63%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	80,426	42.17%	18,222,789,325	46.82%
2.5000 - 2.9999	80,838	42.38%	15,410,702,509	39.59%
3.0000 - 3.4999	21,340	11.19%	4,075,453,725	10.47%
3.5000 - 3.9999	6,471	3.39%	994,960,756	2.56%
4.0000 - 4.4999	1,021	0.54%	139,550,361	0.36%
4.5000 - 4.9999	352	0.18%	44,168,232	0.11%
5.0000 - 5.4999	140	0.07%	13,917,727	0.04%
5.5000 and Above	143	0.07%	21,430,327	0.06%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	20,810	10.91%	1,521,686,590	3.91%
20.01-25.00	8,188	4.29%	1,053,348,626	2.71%
25.01-30.00	9,383	4.92%	1,436,959,461	3.69%
30.01-35.00	10,783	5.65%	1,872,591,004	4.81%
35.01-40.00	12,331	6.47%	2,480,967,738	6.37%
40.01-45.00	14,297	7.50%	3,077,385,560	7.91%
45.01-50.00	15,815	8.29%	3,444,995,859	8.85%
50.01-55.00	16,154	8.47%	3,629,759,328	9.33%
55.01-60.00	16,968	8.90%	3,893,083,965	10.00%
60.01-65.00	18,882	9.90%	4,491,525,397	11.54%
65.01-70.00	16,967	8.90%	4,180,011,136	10.74%
70.01-75.00	13,969	7.32%	3,571,588,289	9.18%
75.01-80.00	14,553	7.63%	3,854,201,540	9.90%
80.01 and Above	1,631	0.86%	414,868,468	1.07%
Total	190,731	100.00%	38,922,972,961	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	34,751	18.22%	5,830,013,089	14.98%
12.00 - 23.99	32,516	17.05%	5,837,279,717	15.00%
24.00 - 35.99	27,776	14.56%	5,238,018,930	13.46%
36.00 - 41.99	24,919	13.06%	5,226,880,602	13.43%
42.00 - 47.99	19,258	10.10%	4,194,026,539	10.78%
48.00 - 53.99	30,316	15.89%	7,727,226,837	19.85%
54.00 - 59.99	18,285	9.59%	4,337,061,748	11.14%
60.00 - 65.99	1,822	0.96%	340,433,095	0.87%
66.00 - 71.99	314	0.16%	52,790,028	0.14%
72.00 and Above	774	0.41%	139,242,376	0.36%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	55,829	29.27%	3,291,594,711	8.46%
100,000 - 149,999	31,187	16.35%	3,899,060,025	10.02%
150,000 - 199,999	28,307	14.84%	4,935,889,338	12.68%
200,000 - 249,999	21,811	11.44%	4,890,002,756	12.56%
250,000 - 299,999	16,508	8.66%	4,521,346,634	11.62%
300,000 - 349,999	11,177	5.86%	3,615,764,200	9.29%
350,000 - 399,999	7,567	3.97%	2,829,447,796	7.27%
400,000 - 449,999	4,663	2.44%	1,976,231,243	5.08%
450,000 - 499,999	3,416	1.79%	1,620,661,035	4.16%
500,000 - 549,999	2,299	1.21%	1,206,079,601	3.10%
550,000 - 599,999	1,819	0.95%	1,044,770,805	2.68%
600,000 - 649,999	1,292	0.68%	806,578,678	2.07%
650,000 - 699,999	953	0.50%	642,244,348	1.65%
700,000 - 749,999	719	0.38%	521,719,205	1.34%
750,000 - 799,999	581	0.30%	450,010,628	1.16%
800,000 - 849,999	462	0.24%	381,379,942	0.98%
850,000 - 899,999	444	0.23%	388,387,481	1.00%
900,000 - 949,999	330	0.17%	305,087,697	0.78%
950,000 - 999,999	339	0.18%	330,048,989	0.85%
1,000,000 or Greater	1,028	0.54%	1,266,667,850	3.25%
Total	190,731	100.00%	38,922,972,961	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,193	15.31%	5,585,218,687	14.35%
Single Family	154,072	80.78%	31,578,366,502	81.13%
Multi Family	6,670	3.50%	1,603,264,958	4.12%
Other	796	0.42%	156,122,814	0.40%
Total	190,731	100.00%	38,922,972,961	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	91,480,739	66,335,874	89,510,416	98,900,989	130,592,219	171,738,736	220,406,737	267,073,651	419,525,464	592,354,660	605,521,816	729,644,405	1,545,104,312	233,468,578	5,261,658,597	13.52%
	Current and Less Than 30 Days Past Due	91,425,836	66,335,874	89,510,416	98,741,558	130,592,219	171,738,736	220,406,737	267,073,651	419,525,464	589,900,594	604,737,582	728,565,768	1,543,743,160	233,468,578	5,255,766,174	99.89%
	30 to 59 Days Past Due	-	-	-	159,431	-	-	-	-	-	2,062,523	646,174	651,112	1,361,152	-	4,880,392	0.09%
	60 to 89 Days Past Due	54,903	-	-	-	-	-	-	-	-	391,543	138,060	427,525	-	-	1,012,031	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	391,852,756	269,404,390	355,375,267	455,313,896	578,037,789	729,194,974	689,613,702	717,246,600	708,006,806	606,946,936	472,792,437	351,198,849	308,646,541	88,142,686	6,721,773,629	17.27%
	Current and Less Than 30 Days Past Due	391,672,358	269,213,971	355,375,267	455,313,896	577,278,689	728,359,471	688,483,833	715,371,943	708,006,806	606,946,936	472,792,437	351,198,849	308,646,541	88,142,686	6,716,803,685	99.93%
	30 to 59 Days Past Due	180,397	190,419	-	-	561,573	835,503	1,129,869	1,874,657	-	-	-	-	-	-	4,772,417	0.07%
	60 to 89 Days Past Due	-	-	-	-	197,528	-	-	-	-	-	-	-	-	-	197,528	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	10,961,184	7,837,895	10,477,346	14,670,405	17,580,372	23,420,337	34,340,802	42,826,475	50,655,646	69,751,685	74,645,696	78,939,271	92,662,174	3,022,987	531,792,277	1.37%
	Current and Less Than 30 Days Past Due	10,961,184	7,837,895	10,477,346	14,670,405	17,580,372	23,420,337	34,340,802	42,826,475	50,655,646	69,751,685	74,645,696	78,939,271	92,662,174	3,022,987	531,792,277	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,139,463	7,727,782	12,781,583	14,423,142	18,573,237	26,639,267	43,167,736	71,103,351	77,047,094	103,327,403	79,554,800	36,430,836	21,240,686	440,470	523,596,848	1.35%
	Current and Less Than 30 Days Past Due	11,124,017	7,727,782	12,781,583	14,378,230	18,573,237	26,639,267	43,167,736	71,025,112	76,947,847	103,158,134	79,554,800	36,430,836	21,240,686	440,470	523,189,736	99.92%
	30 to 59 Days Past Due	15,445	-	-	44,913	-	-	-	78,238	-	169,269	-	-	-	-	307,865	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	99,247	-	-	-	-	-	99,247	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	13,564,200	7,470,905	14,072,806	19,534,988	24,364,307	42,190,856	50,501,764	95,146,304	102,311,797	149,201,412	129,273,434	51,756,625	39,590,959	4,026,116	743,006,473	1.91%
	Current and Less Than 30 Days Past Due	13,564,200	7,470,905	14,072,806	19,484,289	24,364,307	42,190,856	50,501,764	94,885,970	102,311,797	149,201,412	129,023,865	51,756,625	39,590,959	4,026,116	742,445,870	99.92%
	30 to 59 Days Past Due	-	-	-	50,700	-	-	-	260,334	-	-	249,569	-	-	-	560,603	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	618,810	-	257,145	519,260	389,292	-	974,281	1,556,611	1,425,612	2,464,177	2,164,535	1,112,816	-	-	11,482,539	0.03%
	Current and Less Than 30 Days Past Due	618,810	-	257,145	519,260	389,292	-	974,281	1,556,611	1,425,612	2,464,177	2,164,535	1,112,816	-	-	11,482,539	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	23,111,973	17,483,811	21,695,672	25,827,224	39,383,046	52,514,827	68,805,759	105,810,362	126,513,514	201,869,476	143,650,910	84,748,765	53,807,656	1,092,364	966,315,359	2.48%
	Current and Less Than 30 Days Past Due	23,111,973	17,483,811	21,695,672	25,827,224	39,295,141	52,448,439	68,636,833	105,753,571	126,513,514	201,553,134	143,650,910	84,748,765	53,807,656	1,092,364	965,619,007	99.93%
	30 to 59 Days Past Due	-	-	-	-	87,906	66,388	168,926	56,790	-	-	-	-	-	-	380,010	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	316,342	-	-	-	-	316,342	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	879,172,304	605,448,046	839,412,861	1,120,079,387	1,521,335,147	1,828,207,089	2,078,824,119	1,962,564,858	1,964,003,885	2,163,789,193	2,032,392,395	1,639,881,692	1,080,427,524	16,289,587	19,731,828,087	50.69%
	Current and Less Than 30 Days Past Due	878,922,852	605,381,885	839,377,879	1,118,893,909	1,520,129,047	1,827,116,908	2,075,633,844	1,959,712,953	1,962,888,957	2,162,790,331	2,031,931,138	1,639,456,146	1,080,267,408	16,289,587	19,718,792,844	99.93%
	30 to 59 Days Past Due	177,309	66,161	34,982	352,045	1,206,100	600,482	2,172,520	2,851,905	1,114,927	998,861	461,257	245,878	160,116	-	10,442,543	0.05%
	60 to 89 Days Past Due	72,144	-	-	833,434	-	489,700	1,017,754	-	-	-	-	179,669	-	-	2,592,699	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,144,811	2,763,988	2,140,737	3,621,422	4,369,567	4,919,468	9,979,306	15,216,140	17,556,621	27,090,755	15,745,787	7,122,085	3,977,577	-	117,648,264	0.30%
	Current and Less Than 30 Days Past Due	3,144,811	2,763,988	2,140,737	3,621,422	4,369,567	4,919,468	9,979,306	15,083,358	17,556,621	27,090,755	15,745,787	7,122,085	3,977,577	-	117,515,481	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	132,782	-	-	-	-	-	-	132,782	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	75,023,093	53,044,319	69,213,929	90,087,978	108,128,126	142,637,124	164,089,074	219,713,395	270,886,766	337,992,027	417,533,471	483,511,794	651,072,945	66,938,380	3,149,872,420	8.09%
	Current and Less Than 30 Days Past Due	75,011,306	53,044,319	69,213,929	89,980,531	107,886,480	142,420,539	163,971,514	219,713,395	270,592,582	337,656,528	416,805,714	483,048,766	650,953,413	66,938,380	3,147,237,394	99.92%
	30 to 59 Days Past Due	11,787	-	-	107,446	241,646	216,585	117,559	-	126,212	-	727,758	463,029	119,532	-	2,131,554	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	167,972	335,499	-	-	-	-	503,471	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,487,608	14,686,694	19,772,007	25,986,139	35,375,126	50,733,395	76,910,258	119,432,368	145,010,035	224,938,121	201,983,431	102,846,966	54,703,692	980,802	1,092,846,642	2.81%
	Current and Less Than 30 Days Past Due	19,401,373	14,640,876	19,772,007	25,986,139	35,375,126	50,583,799	76,910,258	118,994,723	144,753,118	224,938,121	201,644,028	102,720,243	54,703,692	980,802	1,091,404,304	99.87%
	30 to 59 Days Past Due	86,235	45,818	-	-	-	149,596	-	437,645	256,918	-	339,403	-	-	-	1,315,615	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	126,722	-	-	126,722	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,129,649	1,144,920	2,249,693	3,626,173	2,839,510	5,189,488	7,382,322	12,069,213	10,140,725	11,799,553	4,752,423	4,394,184	2,967,473	466,498	71,151,826	0.18%
	Current and Less Than 30 Days Past Due	2,129,649	1,144,920	2,249,693	3,626,173	2,839,510	5,189,488	7,382,322	12,069,213	10,140,725	11,799,553	4,752,423	4,394,184	2,967,473	466,498	71,151,826	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,521,686,590	1,053,348,626	1,436,959,461	1,872,591,004	2,480,967,738	3,077,385,560	3,444,995,859	3,629,759,328	3,893,083,965	4,491,525,397	4,180,011,136	3,571,588,289	3,854,201,540	414,868,468	38,922,972,961	100.00%
	Current and Less Than 30 Days Past Due	1,521,088,369	1,053,046,228	1,436,924,478	1,871,043,036	2,478,672,986	3,075,027,308	3,440,389,230	3,624,066,976	3,891,318,689	4,487,251,360	4,177,448,915	3,569,494,355	3,852,560,740	414,868,468	38,893,201,138	99.92%
	30 to 59 Days Past Due	471,174	302,399	34,982	714,534	2,097,225	1,868,553	3,588,875	5,692,352	1,498,057	3,230,653	2,424,161	1,360,018	1,640,800	-	24,923,783	0.06%
	60 to 89 Days Past Due	127,047	-	-	833,434	197,528	489,700	1,017,754	-	267,219	1,043,384	138,060	733,916	-	-	4,848,040	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/27/2017
Distribution Date:	5/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	19,530,986	17,585,572	26,085,978	31,578,349	40,840,682	51,785,540	46,865,383	40,729,714	44,210,828	33,823,739	27,670,853	22,764,310	10,687,829	1,977,298	416,137,061	1.07%
<=599	6,062,601	7,319,318	7,865,883	13,906,042	24,624,550	39,310,228	53,148,933	51,041,372	41,750,391	40,124,999	41,614,520	19,938,102	10,969,362	401,473	358,077,772	0.92%
600-650	10,066,776	12,154,970	18,319,820	28,961,226	44,013,894	83,252,699	101,993,860	98,458,493	86,396,025	94,668,744	95,682,153	62,492,438	53,867,207	8,971,694	799,299,996	2.05%
651-700	43,228,848	37,148,837	53,299,889	87,525,671	140,567,363	187,522,212	212,563,452	217,190,503	249,304,161	293,266,464	262,549,558	210,629,239	223,181,887	18,960,088	2,236,938,173	5.75%
701-750	122,634,104	97,986,466	134,248,427	194,846,359	281,230,246	393,103,115	488,499,391	475,597,970	568,908,244	717,148,533	693,437,859	563,728,385	632,440,543	70,574,240	5,434,383,882	13.96%
751-800	221,087,784	149,760,263	238,881,474	335,914,961	459,179,898	573,333,548	654,837,899	756,571,506	860,019,376	1,037,435,156	1,001,410,589	932,309,604	1,030,928,603	102,931,999	8,354,602,660	21.46%
>800	1,099,075,491	731,393,201	958,257,990	1,179,858,397	1,490,511,105	1,749,078,219	1,887,086,941	1,990,169,770	2,042,494,941	2,275,057,761	2,057,645,604	1,759,726,212	1,892,126,110	211,051,676	21,323,533,417	54.78%
Total	1,521,686,590	1,053,348,626	1,436,959,461	1,872,591,004	2,480,967,738	3,077,385,560	3,444,995,859	3,629,759,328	3,893,083,965	4,491,525,397	4,180,011,136	3,571,588,289	3,854,201,540	414,868,468	38,922,972,961	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.